Document and Entity Information	Feb. 11, 2021
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	BBH TRUST
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Feb. 11, 2021
Document Effective Date	Feb. 11, 2021
Prospectus Date	Feb. 28, 2020
Entity Inv Company Type	N-1A
BBH U.S. Government Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH U.S. Government Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX